Disclosures About The Fair Value Of Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Carrying amounts of non-marketable equity securities	$ 22,402	¥ 1,837,000	¥ 1,971,000